Revisions of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Revisions of Previously Issued Financial Statements

Note 16 - Revisions of Previously Issued Financial Statements

On June 17, 2019, we completed the Mergers with MTech. Prior to the Mergers, MTech was a special purpose acquisition company and had completed an initial public offering in October 2018, which included the issuances of the MTech Private Warrants in a simultaneous private placement transaction. The MTech Private Warrants were exchanged for our Private Warrants as part of the Mergers and our Private Warrants remain outstanding as of December 31, 2021. We initially accounted for these outstanding Private Warrants as components of equity rather than as derivative liabilities. In light of the Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) issued by the staff of the SEC on April 12, 2021 (the “SEC Staff Statement”), the Company’s management further evaluated our outstanding warrants under Accounting Standards Codification 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”), which addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.

Based on management’s evaluation and in consultation with the Audit Committee, we concluded that the Company’s Private Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40. As a result, these warrants are precluded from equity classification and should be recorded as derivative liabilities remeasured to fair value at each reporting period. We assessed the materiality of these errors on prior periods’ consolidated financial statements and concluded that the errors were not material to any prior annual or interim periods. However, we have revised the prior period financial information included in these consolidated financial statements to reclassify the Private Warrants as derivative liabilities measured at their estimated fair values at the end of each reporting period and recognized changes in the estimated fair value of the derivative instruments from the prior period in the Company’s operating results.

The Company's change in accounting for the Private Warrants from components of equity to derivative liabilities has no impact on the Company's current or previously reported cash position.

The tables below disclose the effects on the consolidated financial statements included in this Annual Report on Form 10-K:

	Year Ended June 30, 2020
	As reported	Adjustment	As revised
Consolidated Statements of Operations
Change in fair value of derivative liability	—	1,962,034	1,962,034
Net loss attributable to Akerna shareholders	(15,534,345)	1,962,034	(13,572,311)
Net loss per share	(1.31)	—	(1.14)

	Six Months Ended December 31, 2020
	As reported	Adjustment	As revised
Condensed Consolidated Statements of Operations
Change in fair value of derivative liability	—	746,852	746,852
Net loss attributable to Akerna shareholders	(16,957,334)	746,852	(16,210,482)
Net loss per share	(1.01)	—	(1.01)

	As of December 31, 2020
	As reported	Adjustment	As revised
Consolidated Balance Sheet
Derivative liability	—	(311,376)	(311,376)
Total liabilities	(19,635,076)	(311,376)	(19,946,452)
Additional paid-in capital	95,090,833	(1,004,450)	94,086,433
Accumulated deficit	(57,872,599)	693,074	(57,179,525)